First Trust International Developed Capital Strength Portfolio Fees and Expenses - First Trust International Developed Capital Strength Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a “Contract”). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for Class I is available from your Participating Insurance Company.
Expenses Restated to Reflect Current [Text]	Expenses have been restated to reflect the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s annual operating expenses (before any fee waiver or expense reimbursement) remain at current levels for the time periods indicated. Additionally, the example assumes that the Fund’s investment advisor’s agreement to waive fees and/or pay the Fund’s expenses to the extent necessary to prevent the operating expenses of the Class I shares (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) from exceeding 1.20% of the Fund’s average daily net assets will be terminated following May 1,2027. The example does not take into account Contract level fees. If such fees were included, the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost whether you redeem or hold all of your shares, would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	68.00%